Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Schedule of right-of-use assets and operating lease liabilities
Schedule of right-of-use assets and operating lease liabilities
	As of December 31,
	2022	2021
Assets
Right-of-use assets	$2,827	$3,920

Liabilities
Current lease liabilities	1,880	1,675
Non-current lease liabilities	1,826	3,770
Total liabilities	$3,706	$5,445

Schedule of operating lease expense
Schedule of operating lease expense
	2022	2021
Lease expense
Operating lease expense	$1,631	$1,507
Short-term lease expense	419	601
Less: Sublease income	(802)	(802)
Total lease expense	$1,248	$1,306

Schedule of reconciliation to the amount of the liabilities
Schedule of operating lease payments
Years Ending December 31,
2023	1,151
2024	1,228
2025	151
2026	152
2027	154
Thereafter	578
Total minimum lease payments	3,414
Less: Imputed interest	(640)
Total operating lease liabilities	$2,774

Schedule of reconciliation to the amount of the liabilities
Years Ending December 31,
2023	$2,276
2024	1,228
2025	151
2026	152
2027	154
Thereafter	578
Total minimum lease payments	4,539
Less: Imputed interest	(833)
Total operating lease liabilities	$3,706